SCHEDULE OF SALES BY PRODUCT SEGMENT (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2022	Jan. 31, 2021
IfrsStatementLineItems [Line Items]
Revenue	$ 325,532	$ 301,978	$ 1,401,624	$ 1,111,808	$ 1,965,441	$ 2,632,442	$ 901,162
Devices [member]
IfrsStatementLineItems [Line Items]
Revenue	280,450	62,683	1,088,876	665,475	1,367,778	1,663,939	817,778
Consumables [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 45,082	$ 238,295	$ 312,748	$ 446,333	$ 597,663	$ 968,503	$ 83,384